Consolidated Real Estate and Accumulated Depreciation and Depletion (Tables)	12 Months Ended
Sep. 30, 2016
Real Estate [Abstract]
Schedule III Real Estate and Accumulated Depreciation and Depletion

FRP HOLDINGS, INC.

SCHEDULE III (CONSOLIDATED)-REAL ESTATE & ACCUMULATED DEPRECIATION AND

DEPLETION (dollars in thousands)

SEPTEMBER 30, 2016

County	Encumb- rances	Initial cost to Company	Cost capitalized subsequent to acquisition	Gross amount at which carried at end of period (a)	Accumulated Depreciation & Depletion	Year Of Constr- uction	Date Acquired	Depreciation Life Computed on:
Mining Royalty Lands
Alachua, FL		$1,442	$0	$1,442	$156	n/a	4/86	unit
Clayton, GA		369	0	369	5	n/a	4/86	unit
Fayette, GA		685	199	884	67	n/a	4/86	unit
Lake, FL		402	0	402	158	n/a	4/86	unit
Lake, FL		1,083	0	1,083	975	n/a	4/86	unit
Lake Louisa, FL		11,039	0	11,039	0	n/a	5/12	unit
Lee, FL		4,690	12	4,702	6	n/a	4/86	unit
Monroe, GA		792	0	792	288	n/a	4/86	unit
Muscogee, GA		369	(45)	324	324	n/a	4/86	unit
Prince William, VA		298	0	298	298	n/a	4/86	unit
Putnam, FL		15,002	37	15,039	4,533	n/a	4/86	unit
Putnam, FL		302	(2)	300	283	n/a	4/86	5 yr.
Spalding, GA		20	0	20	0	n/a	4/86	n/a
Marion, FL		1,180	4	1,184	599	n/a	4/86	unit
Investment Property		1,629	(101)	1,528	691	n/a	4/86	n/a
	0	39,302	104	39,406	8,383
Asset Management Properties
Baltimore, MD	1,698	439	4,429	4,868	2,714	1990	10/89	39 yr.
Baltimore, MD	3,288	950	7,722	8,672	4,847	1994	12/91	39 yr.
Baltimore, MD	973	690	2,861	3,551	1,570	2000	07/99	39 yr.
Baltimore, MD	0	1,435	4,229	5,664	1,113	2008	12/02	39 yr.
Baltimore, MD	0	4,309	276	4,585	273	n/a	06/15	39 yr.
Baltimore, MD	0	8,412	521	8,933	54	1967	07/16	39 yr.
Baltimore City, MD	4,712	5,106	5,488	10,594	1,108	2016	12/10	39 yr.
Baltimore City, MD	0	7,442	1,869	9,311	1,070	n/a	6/13	39 yr.
Duval, FL	0	2,416	541	2,957	2,793	n/a	4/86	25 yr.
Harford, MD	486	31	3,830	3,861	2,181	1998	8/95	39 yr.
Harford, MD	1,377	50	5,709	5,759	2,605	1999	8/95	39 yr.
Harford, MD	2,646	85	7,091	7,176	3,677	2001	8/95	39 yr.
Harford, MD	2,148	88	10,133	10,221	4,379	2007	8/95	39 yr.
Harford, MD	1,506	155	12,627	12,782	4,401	2009	8/95	39 yr.
Howard, MD	0	2,859	4,887	7,746	4,369	1996	9/88	39 yr.
Howard, MD	879	2,473	1,046	3,519	1,480	2000	3/00	39 yr.
Elkridge, MD	0	8,920	27	8,947	355	TBD	10/15	39 yr.
Anne Arundel, MD	8,179	715	9,394	10,109	5,893	1989	9/88	39 yr.
Anne Arundel, MD	4,730	950	14,211	15,161	5,184	2003	5/98	39 yr.
Anne Arundel, MD	0	1,525	10,800	12,325	3,737	2005	8/04	39 yr.
Anne Arundel, MD	3,390	737	5,430	6,167	1,900	2006	1/03	39 yr.
Anne Arundel, MD	0	667	10,641	11,308	2,832	2012	7/07	39 yr.
Norfolk, VA	0	7,512	36	7,548	2,668	2004	10/04	39 yr.
Prince William, VA	0	7,039	24,078	31,117	2,582	2014	12/05	39 yr.
Newcastle Co., DE	0	11,559	2,959	14,518	4,736	2004	4/04	39 yr.
	36,012	76,564	150,835	227,399	68,521
Land Development and Construction Properties
Baltimore City, MD	0	988	3,826	4,814	106	n/a	12/10	15 yr.
Carroll, MD	0	4,720	2,340	7,060	0	n/a	3/08	n/a
Harford, MD	0	92	1,600	1,692	0	n/a	8/95	n/a
Prince William, VA	0	3,402	4,670	8,072	97	n/a	12/05	15 yr.
Washington D.C.	0	2,957	9,858	12,815	2,866	n/a	4/86	15 yr.
Washington D.C.	0	3,811	2,404	6,215	0	n/a	10/97	n/a
	0	15,970	24,698	40,668	3,069

GRAND TOTALS	$36,012	$131,836	$175,637	$307,473	$79,973
(a) The aggregate cost for Federal income tax purposes is $269,546.

Real Estate and Accumulated Depreciation and Depletion

FRP HOLDINGS, INC.

SCHEDULE III (CONSOLIDATED) - REAL ESTATE AND

ACCUMULATED DEPRECIATION AND DEPLETION

YEARS ENDED SEPTEMBER 30, 2016, 2015 AND 2014

(In thousands)

	2016		2015	2014

Gross Carrying Cost of Real Estate:

Balance at beginning of period	$292,528		$286,671	$268,932

Additions during period:
Amounts capitalized	27,439		6,063	19,154

Deductions during period:
Cost of real estate sold	(5,011)		—	(1,415)
Other	(7,483	) (1)	(206)	—

Balance at close of period	$307,473		$292,528	$286,671

Accumulated Depreciation & Depletion:

Balance at beginning of period	$73,480		$67,598	$62,167

Additions during period:
Charged to cost & expense	6,690		5,902	5,446

Deductions during period:
Real estate sold	—		—	(15)
Other	(197)		(20)	—

Balance at close of period	$79,973		$73,480	$67,598

(1) Includes $6,828 of property cost transferred to Investment in Joint Ventures for the joint venture partnership with St. John Properties.